Commitments - Navios Holdings Future Minimum Commitments for Chartered-In Vessels, Barges and Pushboats (Table) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Charter-in Vessels, barges and pushboats in operation
Operating Leased Assets [Line Items]
September 30, 2019	$ 116,882
September 30, 2020	104,591
September 30, 2021	76,120
September 30, 2022	48,112
September 30, 2023	37,640
September 30, 2024 and thereafter	50,350
Total	433,695	$ 482,266
Charter-in vessels to be delivered
Operating Leased Assets [Line Items]
September 30, 2019	6,674
September 30, 2020	15,226
September 30, 2021	17,080
September 30, 2022	16,883
September 30, 2023	16,463
September 30, 2024 and thereafter	49,683
Total	$ 122,009	$ 89,273